Long-Term Investments	12 Months Ended
Dec. 31, 2013
Investments Schedule [Abstract]
Long-Term Investments
11.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

Cost method investment

The Company’s cost method investment represents a 10% equity ownership in Telehouse Beijing Co., Ltd. (“BJ Tele”), a foreign investment company established on August 22, 2007 in the PRC by aBitCool, a related party (Note 22(a)), and a third party foreign company. BJ Tele is principally engaged in the business of manufacturing and rental of cabinets.

On September 30, 2011, the Company through its subsidiary, 21 Vianet HK, made a cash investment of RMB8,200 to purchase its 10% equity interest in BJ Tele from aBitCool. There were no indicators of impairment noted for this long-term investment as of December 31, 2013.

Investment in an equity investee

	As of December 31, 2011			Increase (decrease) during the year ended December 31, 2012		As of December 31, 2012
	Cost of investment	Share equity income	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	—	—	—	50,500	(1,101)	50,500	(1,101)	49,399

	As of December 31, 2012			Increase (decrease) during the year ended December 31, 2013		As of December 31, 2013
	Cost of investment	Share equity loss	Investment in equity investee	Cost of investment	Share equity loss	Cost of investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	50,500	(1,101)	49,399	50,500	(1,372)	101,000	(2,473)	98,527	16,275

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner. In December 2013, the Company made the second tranche of investment of an amount of RMB50,500 in the Yizhuang Fund, and held 27.694% of the investee as of December 31, 2013. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC323-10, Investments—Equity Method.